Bonds Payable - Additional Information (Detail) - CNY (¥)		12 Months Ended
		Dec. 31, 2019	Mar. 20, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Bonds payable at par value		¥ 35,000,000,000		¥ 0
Bonds Payable		34,990,000,000
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Bonds Payable	[1]	35,551,000,000
Bonds payable [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable carrying value		¥ 34,990,000,000		0
Subordinated bonds maturity term		10 years
Coupon rate per annum for remaining 5 years		5.28%
Bonds payable at par value		¥ 35,000,000,000	¥ 35,000,000,000	0
Fixed coupon rate		4.28%
Bonds payable [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Bonds Payable		¥ 35,551,000,000		¥ 0
Bonds payable [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Fixed coupon rate		4.28%

[1]	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.